Risk Management (Details) - Schedule of sensitivities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
7.5% [Member]
Risk Management (Details) - Schedule of sensitivities [Line Items]
Gross Loss Sensitivity Factor	7.50%	7.50%
Impact of increase on gross outstanding claims	$ 47,955	$ 41,368
Impact of decrease on gross outstanding claims	(47,955)	(41,368)
Impact of increase on net outstanding claims	33,647	30,063
Impact of decrease on net outstanding claims	(33,645)	(30,061)
Impact of increase on profit before tax	(33,647)	(30,063)
Impact of decrease on profit before tax	$ 33,645	$ 30,061
5.0% [Member]
Risk Management (Details) - Schedule of sensitivities [Line Items]
Gross Loss Sensitivity Factor	5.00%	5.00%
Impact of increase on gross outstanding claims	$ 31,970	$ 27,579
Impact of decrease on gross outstanding claims	(31,970)	(27,579)
Impact of increase on net outstanding claims	22,432	20,043
Impact of decrease on net outstanding claims	(22,430)	(20,040)
Impact of increase on profit before tax	(22,432)	(20,043)
Impact of decrease on profit before tax	$ 22,430	$ 20,040